Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,010,363.87
Previously Paid Amount	0.00
Total Fee Amount	55,241.43
Total Offset Amount	0.00
Net Fee	55,241.43
Narrative - Max Aggregate Offering Price	$ 400,010,363.87
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true